Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Event

12. Subsequent Event

On August 6, 2014 to obtain funding for working capital purposes, the Company entered into a securities purchase agreement with Dr. Andrey Semechkin and Dr. Ruslan Semechkin to sell a total of 6,000,000 shares of common stock at a price of $0.10 per share, for a total purchase price of $600,000. Dr. Andrey Semechkin is the Company’s Co-Chairman and Chief Executive Officer. Dr. Ruslan Semechkin is the Company’s Chief Scientific Officer and director.

12. Subsequent Events

Additional Financing from Lincoln Park Capital Fund, LLC

Under the Purchase Agreement the Company entered into with Lincoln Park in December 2013, it may sell up to an aggregate of $10,250,000 of common stock from time to time through January 2017. From commencement through December 31, 2013, the Company sold a total of 1,666,666 shares of common stock to Lincoln Park for an aggregate of $250,000 as the Initial Purchase under the Agreement. Subsequent to December 31, 2013, from January 15, 2014 through March 10, 2014, the Company sold an additional 3,800,000 shares to Lincoln Park for an aggregate of approximately $817,000.

S-1 Registration Statement filed in December 2013

The S-1 Registration Statement for the Lincoln Park transaction filed with the SEC in December 2013 and amended in January 2014 to register $10,250,000 of shares of common stock for resale under the Securities Act of 1933 was declared effective on January 13, 2014.